INVENTORY	6 Months Ended
Jun. 30, 2022
Classes of current inventories [abstract]
INVENTORY	INVENTORY

In thousands of USD	June 30, 2022	December 31, 2021	December 31, 2020
Raw materials, consumables and others	44,671	24,642	14,504
Inventory write-downs	(13,979)	(1,665)	—
Inventory	30,692	22,977	14,504

Charges to the statement of profit or (loss)	13,979	1,665	—
Inventory write-downs - closing balance	13,979	1,665	—
All prior year comparatives have been translated to US Dollars due to a change in presentational currency. See note 2.

Inventory write-downs consist primarily of aged batteries cells that are no longer suitable for production use and no longer have a viable alternative use case.